Acquisition of Lixin Cayman (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of estimated fair values for major classes of assets acquired and liabilities
Fair value
Net tangible assets (5)	$44,762,922
Customer relationship (1)	156,950
License (2)	1,983,277
Non-Compete Agreements (3)	2,454,127
Deferred tax liabilities recognized	(1,148,589)
Other intangible assets (4)	243,072
Less: Noncontrolling interests	(16,936,604)
Total purchase consideration	$31,515,155
(1)	Lixin has provided financial services to over 300 clients in the past four years, which will enable the Company to benefit from these customer in future operations and with an estimated average finite useful life of three years.
(2)	Lixin has obtained the Financing Guarantee Agency Business License which permits the Company to engage in financing guarantee business, non-financial guarantee business and consulting intermediary business related to guarantee business. The estimated useful life of the license is 10 years.
(3)	Pursuant to purchase agreement between the Company and Lixin, Lixin’s management and key employees were limited to be engaged in similar business to compete with the Company during the performance commitment period and within six-months to two years after leaving.
(4)	Approximately $0.24 million of other intangible assets arising from the acquisition was mainly for the assembled workforce.
(5)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 20, 2019.

Schedule of carrying amounts of major classes of acquired assets
December 20, 2019
Carrying amounts of major classes of acquired assets
Cash, cash equivalents and restricted cash	$21,442,122
Short-term investments	8,560,911
Accounts receivable, net	3,252,159
Loan receivable due from third parties	5,917,714
Pledged deposits	5,564,592
Other assets	2,537,990
Total assets	$47,275,488
Less: total liabilities	(2,512,566)
Net tangible assets	$44,762,922

Schedule of pro forma financial information includes various assumptions
	Roan	Lixin Cayman and its subsidiaries*	Pro Forma Adjustment**	Pro Forma Financial Data

Net revenues from services	$631,140	$2,591,381	$-	$3,222,521
Net interest loss after provision for loan losses	(1,580,588)	1,075,726	50,681	(454,181)
Commission and fee income on guarantee services, net	3,789	1,829,566	(45,192)	1,788,163

Operating (Loss) Income	(945,659)	5,496,673	5,489	4,556,503

Other income, net	-	195,519	-	195,519

Total Operating Expenses	(1,366,710)	(2,087,917)	(855,729)	(4,310,356)

(Loss) Income Before Income Taxes	(2,312,369)	3,604,275	(850,240)	441,666

Income tax expenses	(244,741)	(936,982)	212,560	(969,163)
			-
Net (Loss) Income from continuing operations	(2,557,110)	2,667,293	(637,680)	(527,497)
			-
Net income from discontinued operations, net of income tax	26,846,018	-	-	26,846,018

Net Income	24,288,908	2,667,293	(637,680)	26,318,521
Dividend – Convertible Redeemable Class A preferred stock	(686,400)	-	-	(686,400)
Net income attributable to noncontrolling interests	(76,108)	(90,928)	-	(167,036)
Net Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$23,526,400	$2,576,365	(637,680)	$25,465,085

Weighted average number of ordinary share outstanding
Basic	25,287,887	-	-	25,287,887
Diluted	25,287,887	-	-	25,287,887

Earnings per share
Basic	$0.93			$1.01
Diluted	$0.93			$1.01
	Roan	Lixin Cayman and its subsidiaries*	Pro Forma Adjustment**	Pro Forma Financial Data

Net revenues from services	71,568	2,269,754	-	2,341,322
Net interest loss after provision for loan losses	$(2,150,652)	$498,219	$-	$(1,652,433)
Commission and fee income on guarantee services, net	-	3,051,078	-	3,051,078

Operating (Loss) Income	(2,079,084)	5,819,051	-	3,739,967

Other income, net	-	334,910	-	334,910

Total Operating Expenses	(1,293,223)	(3,889,261)	(915,416)	(6,097,900)

Income (Loss) Before Income Taxes	(3,372,307)	2,264,700	(915,416)	(2,023,023)

Income tax expenses	(17,635)	(565,505)	228,854	(354,286)
			-
Net (Loss) Income from continuing operations	(3,389,942)	1,699,195	(686,562)	(2,377,309)
			-
Net loss from discontinued operations, net of income tax	(90,736,365)	-	-	(90,736,365)

Net (Loss) Income	(94,126,307)	1,699,195	(686,562)	(93,113,674)
Dividend – Convertible Redeemable Class A preferred stock	(686,400)	-	-	(686,400)
Net income attributable to noncontrolling interests	(76)	(127,514)	-	(127,590)
Net (Loss) Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$(94,812,783)	$1,571,681	(686,562)	$(93,927,664)

Weighted average number of ordinary share outstanding
Basic	24,380,051	-	-	24,380,051
Diluted	24,380,051	-	-	24,380,051

Loss per share
Basic	$(3.89)			$(3.85)
Diluted	$(3.89)			$(3.85)
*	The consolidated statements of income of Lixin was for the period from January 1, 2019 to December 20, 2019.
**	The proforma adjustment represents the transaction elimination between Roan and Lixin, amortization of intangible assets arising from the acquisition of $850,240, and deferred income tax benefits of $212,560 in relation to amortization of intangible assets arising from the acquisition.
*	The consolidated statements of income of Lixin was for the period from January 1, 2018 to December 31, 2018.
**	The proforma adjustment represents the amortization of intangible assets arising from the acquisition of $915,416, and deferred income tax benefits of $228,854 in relation to amortization of intangible assets arising from the acquisition.